Nature of operations (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2023	Aug. 14, 2023	Aug. 11, 2023
Nature Of Operations Details Narrative [Abstract]
County or state of incorporation	British Columbia
Date of incorporation	Jun. 21, 2019
Number of shares issued		24,870,308	74,610,924
Number of shares outstanding		24,870,308	74,610,924